ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Deferred revenue	$ 462,000	$ 355,000